Investment Strategy	Sep. 24, 2025
Warren Street Global Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities selected by Warren Street Wealth Advisors, LLC (the “Sub-Adviser”) that provide exposure to companies of all sizes located around the world. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities. The Fund defines “equity securities” to include listed common and preferred stock, depositary receipts (e.g., American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)), and ETFs that principally invest in equity securities. The Fund may invest without limit in foreign securities and any country, including countries with developing or emerging markets.
The Fund’s strategy consists of a core allocation (“Core Allocation”) of investments with broad-based global equity market exposure coupled with strategic, factor-based allocations designed to improve the Fund’s risk-adjusted returns relative to the broader global equity market.
Core Allocation
The Core Allocation of the portfolio is designed to provide broad-based exposure to the global equity market, similar to an index that is designed to measure the combined equity performance of emerging and developed market countries, including the United States. The Sub-Adviser may allocate 0-100% of the Fund’s assets to the Core Allocation based on the Sub-Adviser’s confidence in the opportunities presented by the strategic, factor-based allocations. The Core Allocation will provide broad exposure to U.S., developed international, and emerging market equities of companies of all sizes.
Strategic Factor-Based Allocation
The Sub-Adviser will look to enhance the Fund’s Core Allocation through strategic allocations to one or more factor-based ETFs and other equity securities designed to improve the Fund’s risk-adjusted returns relative to the broader global equity market. The Sub-Adviser will focus on factors that the Sub-Adviser believes have the potential to provide superior risk-adjusted returns over complete market cycles. The factors the Fund may pursue include value, quality, size, momentum, minimum volatility, and/or income stability.
•Value factor investing looks for companies, asset classes, sectors, and/or geographic regions that the Sub-Adviser believes are trading lower than the respective investment’s historical valuation at the time of purchase. The Sub-Adviser utilizes various valuation measurements in the valuation assessment process, including price-to-earnings, price-to-book value, price-to-cash flow, and price-to-sales ratios.
•Quality factor investing focuses on companies that have demonstrated higher-than-median return on equity, return on assets, and return on invested capital compared to its sector or industry peers. In addition, the Sub-Adviser believes these companies have historically demonstrated the ability to grow their earnings.
•Momentum investing looks to identify companies, asset classes, sectors, and/or geographic regions that have had higher recent price return performance compared to other securities.
•Size factor investing looks to invest in different market capitalization companies based on how these companies have performed during historically similar market environments, resulting in times where the Fund may have more exposure to smaller capitalization stocks versus large capitalization stocks (or vice versa).
•Low volatility factor investing incorporates measurements such as historical beta (i.e., a measure of volatility of a security relative to the total market) to identify investments that have demonstrated less volatility in their price than the broader equity market.
•Income stability factor investing seeks to identify companies that have historically paid regular dividends.
The metrics used to evaluate each factor noted above vary based on the Sub-Adviser’s assessment of which metric(s) have historically provided the best measure of that factor. The number of companies or ETFs representing one or more of these factors may vary over time. It is possible that not all factors will be represented in the portfolio. In addition, the number of investments held by the Fund will vary based on the Sub-Adviser’s assessment of the markets at the time of screening and with an eye to maintain broad global diversification. The ETFs selected as part of the factor-based allocation may be selected for their ability to represent companies of a certain market capitalization or based on certain of the above factors. Additionally, certain ETFs may cross multiple market capitalization ranges or factors. The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser).
The Sub-Adviser’s investment selection criteria for ETFs includes a review of its portfolio management team, investment process and philosophy, structure, relative performance among its peer group, total operating expense ratio, portfolio turnover, investment objective and investment restrictions and limitations. The Sub-Adviser will typically invest in ETFs that have lower operating expenses and a demonstrated expertise and focus on the Sub-Adviser’s desired asset class.
Although the Fund seeks investments across a broad array of sectors and companies, from time to time, based on market conditions and portfolio positioning, the Fund’s investment strategy may emphasize exposure to particular sectors and/or countries or regions. While the Sub-Adviser expects to maintain its Core Allocation, along with at least some exposure to its Strategic Factor Based Allocation, it reserves the ability to hold cash equivalents, short-term U.S. treasury ETFs, short-term corporate bond ETFs, or money market instruments. This will allow for the Fund to maintain a tactical liquidity reserve to exploit investment opportunities and potentially preserve capital during market dislocations.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.
The Sub-Adviser may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.

Warren Street Global Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in fixed income ETFs (“Underlying ETFs”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes) directly or indirectly in fixed income securities. The Fund operates as a “fund of funds” and allocates its assets among Underlying ETFs that invest in a variety of fixed income sectors, including, but not limited to, government issued debt securities and their agencies, state and provincial governmental entities, supranational organizations, corporations, and banks, corporate bonds, mortgage-backed and asset-backed securities, municipal bonds, and high-yield bonds. The Fund may invest in fixed income securities of any credit quality and any maturity.
The Fund’s investment strategy is designed to provide global fixed income exposure while seeking to outperform traditional broad-based global fixed income benchmarks through active management. The Fund intends to allocate its assets to Underlying ETFs that may invest across key sectors of the global fixed income market (e.g., U.S. Treasuries, corporate bonds, mortgage-backed securities, and foreign debt securities), with adjustments made to reflect current market conditions, credit risk, and interest rate dynamics. The Fund’s active management approach seeks to optimize risk-adjusted returns over a full market cycle.
Warren Street Wealth Advisors, LLC (the “Sub-Adviser”) will serve as the Sub-Adviser for the Fund. The Underlying ETFs selected for inclusion in the portfolio may include both actively managed and passively managed ETFs. However, the Sub-Adviser believes active management in bonds leads to superior outcomes compared to investing solely in passively managed ETFs that track the bond market so it is expected the Fund will have greater exposure to actively managed ETFs. The Sub-Adviser’s investment selection criteria for Underlying ETFs includes a review of its portfolio management team, investment process and philosophy, structure, relative performance among its peer group, total operating expense ratio, investment objective and investment restrictions and limitations. The Sub-Adviser will typically invest in ETFs that have at least one year of operating history, $100 million or more in assets under management, strong performance records relative to peers, have lower operating expenses, and a demonstrated expertise and focus on the Sub-Adviser’s desired asset class.
While the Sub-Adviser will generally rely on each Underlying ETF’s manager to identify optimal investment allocations to generate current income, the Sub-Adviser may, from time to time, allocate assets across Underlying ETFs to achieve certain overall metrics for the Fund. Such analysis and investment allocations may be based on:
Rate Analysis: Assessing macroeconomic indicators, monetary policy, and market expectations to form a view on the direction of interest rates. This analysis helps guide the Fund’s allocation to duration-sensitive sectors such as U.S. Treasuries or investment-grade corporate bonds.
Credit Analysis: Evaluating credit quality trends, spreads, and risk-reward opportunities within various sectors to identify attractive underlying funds with exposure to higher-yielding securities, such as high-yield bonds or emerging market debt.
Sector Allocation: Adjusting the Fund’s allocations to specific fixed income sectors based on their relative valuation and risk characteristics, while maintaining a focus on diversification and downside protection.
Country/Regional Allocation: Adjusting the Fund’s allocations to specific countries and/or regions of the world based on their relative valuation and risk characteristics, while maintaining a view of the broader economic conditions in individual countries, regions and the world, with an eye on diversification and downside protection.
It is expected that the Fund will generally hold five to ten Underlying Funds. The Fund’s portfolio management team regularly reviews the Fund’s holdings to ensure the Fund is aligned with its investment objectives and the Sub-Adviser’s market outlook. While the Fund seeks to maintain a broad allocation to global fixed income securities, it may overweight or underweight particular sectors or asset classes, countries, and/or regions within its fixed income investments in response to changes in market conditions or as part of its active strategy. The Fund may invest part of its assets in Underlying ETFs that provide exposure to one country and is not required to allocate its investments in any set percentages in any particular countries. In addition, the Fund has the flexibility to invest in Underlying ETFs that provide exposure to securities that are rated below investment grade (also known as junk bonds or high-yield securities), or the unrated equivalent.
The Fund has broad flexibility to invest in a wide variety of debt securities and instruments that provide varying degrees of duration risk. While the Fund will generally seek a duration target of +/- two years of the effective duration of the Bloomberg Global Aggregate Index, which was 6.25 years as of September 22, 2025, the Fund may maintain a longer or shorter duration when the Sub-Adviser determines that doing so will help the Fund achieve its investment objective. The Bloomberg Global Aggregate Index is an index designed to measure the global investment grade debt from twenty-seven local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
Although the Fund seeks investments across a broad array of sectors and companies, from time to time, based on market conditions and portfolio positioning, the Fund’s investment strategy may emphasize exposure to particular sectors and/or countries or regions. While the Sub-Adviser expects to maintain its exposure to fixed-income securities, it reserves the ability to hold cash equivalents or money market instruments.
The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in one or more ETFs.
The Sub-Adviser may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.